Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

In accordance with ASC 855-10, we have analyzed events and transactions that occurred subsequent to December 31, 2024, through the date these financial statements were issued and have determined that we do not, aside from the following, have any other material subsequent events to disclose or recognize in these financial statements.

On April 9, 2025, the Company entered into a Secured Loan Agreement (the “Agreement”) with an otherwise unaffiliated third-party investor (the “Investor”), pursuant to which the Company agreed to issue to the Investor a $1,375,000 face value Secured Promissory Note (the “Note”) with a $275,000 original issue discount, with interest at an annual compounded rate of 15%, and a maturity date of December 31, 2026.

The Agreement further contemplates the issuance of one share of the Company’s newly created Series CC Preferred Stock to the Investor and a ten-year warrant (the “Warrant”) to purchase up to 999 shares of Series CC Preferred Stock at an exercise price of $1.00 per share.

From January 1, 2024, to the date of the Agreement, the Investor had already funded $574,619, and the Agreement provides for an additional $525,318 under the Note. The parties agreed that the existing funds of $500,000 plus any new funds provided under the Note will be used by the Company to build a manufacturing facility in Cancun, Mexico.

Further under the Agreement, the Company agreed that within 6 months of reaching quarterly sales of US$6,000,000, the Borrower shall obtain a listing (“Listing”) of its shares of common stock on the NASDAQ or similar national US exchange (“Exchange”). If the Company is not eligible, then the Company shall continue to be obligated to seek the Listing until such time as the Company is qualified by the Exchange. As part of the listing process, the Company shall cancel all of its series AA Preferred stock, have all of its series DD preferred stock converted into common stock and then have all of its Series CC Preferred Stock converted into common stock in that order.

As a result of the Agreement, the Company filed with the Nevada Secretary of State on April 10, 2025, the certificate of designation preferences of its series of preferred stock to create a newly series of preferred stock designated as “Series CC Convertible Preferred Stock”, and the number of shares constituting such series shall be 1,000 par value $0.001.

NOTE 13 – SUBSEQUENT EVENTS

In accordance with ASC 855-10, we have analyzed events and transactions that occurred subsequent to December 31, 2024, through the date these financial statements were issued and have determined that we do not, aside from the following, have any other material subsequent events to disclose or recognize in these financial statements.

On April 9, 2025, the Company entered into a Secured Loan Agreement (the “Agreement”) with an otherwise unaffiliated third-party investor (the “Investor”), pursuant to which the Company agreed to issue to the Investor a $1,375,000 face value Secured Promissory Note (the “Note”) with a $275,000 original issue discount, with interest at an annual compounded rate of 15%, and a maturity date of December 31, 2026.

The Agreement further contemplates the issuance of one share of the Company’s newly created Series CC Preferred Stock to the Investor and a ten-year warrant (the “Warrant”) to purchase up to 999 shares of Series CC Preferred Stock at an exercise price of $1.00 per share.

From January 1, 2024, to the date of the Agreement, the Investor had already funded $574,619, and the Agreement provides for an additional $525,318 under the Note. The parties agreed that the existing funds of $500,000 plus any new funds provided under the Note will be used by the Company to build a manufacturing facility in Cancun, Mexico.

Further under the Agreement, the Company agreed that within 6 months of reaching quarterly sales of US$6,000,000, the Borrower shall obtain a listing (“Listing”) of its shares of common stock on the NASDAQ or similar national US exchange (“Exchange”). If the Company is not eligible, then the Company shall continue to be obligated to seek the Listing until such time as the Company is qualified by the Exchange. As part of the listing process, the Company shall cancel all of its series AA Preferred stock, have all of its series DD preferred stock converted into common stock and then have all of its Series CC Preferred Stock converted into common stock in that order.

The foregoing description of the Agreement, the Note and the Warrant do not purport to be complete and are qualified in their entirety by reference to full text of the Agreement, the Note and the Warrant, the forms of which are filed as Exhibits 10.15, 4.6 and 4.7, respectively, to this Annual Report on Form 10-K.

As a result of the Agreement, the company filed with the Nevada Secretary of State on April 10, 2025, the certificate of designation preferences of its series of preferred stock to create a newly series of preferred stock designated as “Series CC Convertible Preferred Stock”, and the number of shares constituting such series shall be 1,000 par value $0.001.